Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions

	Notes	December 31, 2025	December 31, 2024
Asset retirement obligations	(a)	$287.6	$279.6
Other		25.8	20.0
		$313.4	$299.6
Current portion of provisions		$5.1	$14.5
Non-current provisions		308.3	285.1
		$313.4	$299.6
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2025	2024
Balance, beginning of the year		$279.6	$347.4
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	11	8.7	(21.4)
Changes in asset retirement obligations at closed mines	29	8.0	(13.4)
Impairment reversal	28	—	(35.8)
Accretion expense	30	5.3	5.7
Disbursements		(14.1)	(2.9)
Other		0.1	—
Balance, end of the year		$287.6	$279.6
Less: current portion		(5.1)	(14.5)
Non-current portion		$282.5	$265.1

Disclosure of asset retirement obligations
As at December 31, 2025, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$ million[1]	$ million[1]
2026	$6.8	$0.8
2027	22.1	2.0
2028	20.7	5.8
2029	25.0	10.0
2030	16.2	13.6
2031 onwards	272.1	75.7
	$362.9	$107.9
1.Disbursements in US$ relate to the Essakane mine and CAD$ disbursements relate to the Westwood division, including Doyon, Côté Gold and other closed Canadian sites.
As at December 31, 2025, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Côté Gold mine	$78.2	$—	2026-2087
Essakane mine	—	107.9	2026-2050
Westwood division, including Doyon	273.2	—	2026-2057
Other Canadian sites	11.5	—	2026-2125
	$362.9	$107.9